Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Our tax provision includes federal, state and foreign income taxes payable. The domestic and foreign components of income before income taxes were as follows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
U.S. income before tax	$934	$262	$181
Foreign income (loss) before tax	(378)	271	152

Income before income taxes	$556	$533	$333

Schedule of Components of Income Tax Expense (Benefit)

The components of our provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Current:
Federal	$441	$164	$118
State	143	51	41
Foreign	70	64	86

Total current	654	279	245

Deferred:
Federal	(116)	(606)	(74)
State	50	(86)	(17)
Foreign	(24)	65	—

Total deferred	(90)	(627)	(91)

Total provision (benefit) for income taxes	$564	$(348)	$154

Schedule of Effective Income Tax Rate Reconciliation

Reconciliations of our tax provision at the U.S. statutory rate to the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Statutory U.S. federal income tax provision	$194	$187	$116
State income taxes, net of U.S. federal tax benefit	23	17	7
Foreign income tax expense	119	108	52
U.S. benefit of foreign taxes	(71)	(106)	(46)
Foreign losses not subject to U.S. tax	—	—	(7)
Nontaxable liquidation of subsidiaries	—	(628)	—
Corporate restructuring	482	—	—
Change in deferred tax asset valuation allowance	(65)	14	8
Change in basis difference in foreign subsidiaries	27	11	13
Provision (benefit) for uncertain tax positions	(139)	18	5
Non-deductible share-based compensation	—	23	11
Non-deductible goodwill	—	13	—
Other, net	(6)	(5)	(5)

Provision (benefit) for income taxes	$564	$(348)	$154

Schedule of Deferred Tax Assets and Liabilities

The tax effects of the temporary differences and carryforwards that give rise to our net deferred tax asset (liability) were as follows:

	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets:
Net operating loss carryforwards	$394	$440
Compensation	214	243
Other reserves	15	39
Capital lease obligations	84	90
Insurance reserves	36	50
Program surplus	84	79
Property and equipment	26	172
Investments	12	72
Other	66	84

Total gross deferred tax assets	931	1,269
Less: valuation allowance	(507)	(484)

Deferred tax assets	424	785

Deferred Tax Liabilities:
Brands	(1,626)	(1,867)
Amortizable intangible assets	(305)	(488)
Investment in foreign subsidiaries	(39)	(35)
Deferred income	(150)	(211)

Deferred tax liabilities	(2,120)	(2,601)

Net deferred taxes	$(1,696)	$(1,816)

Summary of Unrecognized Tax Benefits

. Reconciliations of the beginning and ending amount of unrecognized tax benefits were as follows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Balance at beginning of year	$315	$296	$323
Additions for tax positions related to the prior year	77	25	32
Additions for tax positions related to the current year	9	8	10
Reductions for tax positions for prior years	(204)	(4)	(63)
Settlements	(21)	(4)	(1)
Lapse of statute of limitations	(2)	(2)	(2)
Currency translation adjustment	—	(4)	(3)

Balance at end of year	$174	$315	$296